Restricted Net Assets	6 Months Ended
Jun. 30, 2022
Restricted Net Assets [Abstract]
Restricted Net Assets
1 6	RESTRICTED NET ASSETS
Under the PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and the VIE with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. The Company’s restricted net assets from its PRC subsidiaries, the VIE and VIE’s subsidiaries, as determined pursuant to PRC GAAP, were RMB382,724 and RMB344,331 (US$51,407) as of December 31, 2021
and June 30, 2022, respectively.